Note 10 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
10.	Stock Incentive Plan

In May 2018, the Company’s Board of Directors approved an equity incentive plan (the “May 2018 Plan”). The May 2018 Plan will be administered by the Company’s Board of Directors which can make awards totaling in aggregate up to 150,000 shares over five years after the May 2018 Plan’s adoption date. Officers, directors and employees (including any prospective officer or employee) of the Company and its subsidiaries and affiliates and consultants and service providers (including persons who are employed by or provide services to any entity that is itself a consultant or service provider) to the Company and its subsidiaries and affiliates (collectively, “key persons”) will be eligible to receive awards under the equity incentive plan.  Awards may be made under the May 2018 Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Details of awards granted under the May 2018 Plan are noted below.

On November 21, 2018 an award of 25,090 non-vested restricted shares, was made to 18 key persons of which 50% vested on November 16, 2019 and 50% vested on November 16, 2020; awards to officers and directors amounted to 14,434 shares and the remaining 10,656 shares were awarded to employees of Eurobulk.

On November 4, 2019 an award of 24,710 non-vested restricted shares, was made to 17 key persons of which 50% vested on July 1, 2020 and 50% vested on July 1, 2021; awards to officers and directors amounted to 13,940 shares and the remaining 10,770 shares were awarded to employees of Eurobulk.

On November 5, 2020 an award of 44,900 non-vested restricted shares, was made to 15 key persons of which 50% vested on November 16, 2021 and the remaining 50% vested on November 16, 2022; awards to officers and directors amounted to 27,100 shares and the remaining 17,800 shares were awarded to employees of Eurobulk.

On November 19, 2021 an award of 49,650 non-vested restricted shares, was made to 21 key persons of which 50% vested on July 1, 2022 and the remaining 50% will vest on July 1, 2023; awards to officers and directors amounted to 27,700 shares and the remaining 21,950 shares were awarded to employees of Eurobulk.

On November 3, 2022 an award of 58,600 non-vested restricted shares, was made to 30 key persons of which 50% will vest on November 16, 2023 and the remaining 50% will vest on November 15, 2024; awards to officers and directors amounted to 29,600 shares and the remaining 29,000 shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee’s continued service as an employee of the Company or Eurobulk or as a director of the Company until the applicable vesting date. The grantee does not have the right to vote on such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest, at which time they are payable to the grantee. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

EuroDry Ltd. and Subsidiaries

Notes to the consolidated financial statements

as of December 31, 2021 and 2022 and for the

years ended December 31, 2020, 2021 and 2022

(All amounts expressed in U.S. Dollars)

10.	Stock Incentive Plan – Continued

The compensation cost that has been charged against income for awards was $245,922, $230,644 and $788,725, for the years ended December 31, 2020, 2021 and 2022, respectively, and is included within “General and administrative expenses” in the consolidated statements of operations. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company’s non-vested shares as of December 31, 2020, 2021 and 2022, and the movement during the years ended December 31, 2020, 2021 and 2022, are presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2020	37,255	8.81
Granted	44,900	4.3
Vested	(24,096)	9.11
Forfeited	(1,314)	9.36
Non-vested on December 31, 2020	56,745	5.1

Non-vested on January 1, 2021	56,745	5.1
Granted	49,650	20.81
Vested	(34,295)	5.62
Non-vested on December 31, 2021	72,100	15.67

Non-vested on January 1, 2022	72,100	15.67
Granted	58,600	13.95
Vested	(47,750)	14.48
Non-vested on December 31, 2022	82,950	15.14

As of December 31, 2022, there was $1,072,919 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the May 2018 Plan and is expected to be recognized over a weighted-average period of 0.863 years. The total fair value at grant-date of shares granted during the years ended December 31, 2020, 2021 and 2022 was $193,070, $1,033,217 and $817,470, respectively.